Feb. 26, 2021
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2030 Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated February 26, 2021, to the Prospectus dated August 28, 2020.

MFS® Lifetime® 2030 Fund

Effective immediately, the tables describing the target allocation among the underlying funds as of July 31, 2021, in the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Summary of Key Information” and the sub-section entitled “Principal Investment Strategies” under the main heading entitled “Investment Objective, Strategies, and Risks” are restated in their entirety as follows:

As of July 31, 2021, the fund’s target allocation among underlying funds is expected to be:

Bond Funds:	43.3%
MFS Emerging Markets Debt Fund	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	5.3%
MFS Government Securities Fund	10.0%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	7.5%
MFS Limited Maturity Fund	1.7%
MFS Total Return Bond Fund	10.0%
International Stock Funds:	12.2%
MFS Blended Research International Equity Fund	5.7%
MFS International Growth Fund	1.4%
MFS International Intrinsic Value Fund	1.4%
MFS International New Discovery Fund	0.8%
MFS Research International Fund	2.8%
U.S. Stock Funds:	38.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Blended Research Growth Equity Fund	3.8%
MFS Blended Research Mid Cap Equity Fund	6.5%
MFS Blended Research Small Cap Equity Fund	1.4%
MFS Blended Research Value Equity Fund	3.8%
MFS Growth Fund	3.8%
MFS Mid Cap Growth Fund	3.3%
MFS Mid Cap Value Fund	3.3%
MFS New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
MFS Research Fund	3.8%
MFS Value Fund	3.8%
Specialty Funds:	5.7%
MFS Commodity Strategy Fund	2.8%
MFS Global Real Estate Fund	2.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.